Reinhart International PMV Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Austria - 2.8%
BAWAG Group AG	400	$61,953

Canada - 2.0%
BOYD GROUP INC	150	26,182
Constellation Software	10	18,479
		44,661

China - 5.1%
JD Logistics (a)	55,000	78,182
NetEase - ADR	300	34,491
		112,673

France - 11.4%
Accor SA	800	46,436
Edenred	3,600	83,207
Elis SA	1,600	51,333
LVMH Moet Hennessy Louis Vuitton SE	110	70,292
		251,268

Germany - 1.1%
CTS Eventim AG	300	24,294

Greece - 2.1%
JUMBO SA	1,600	46,924

Ireland - 7.9%
Bank of Ireland Group plc	4,000	77,885
ICON PLC (a)	900	97,326
		175,211

Japan - 13.5%
Horiba Ltd.	685	91,998
Mercari (a)	4,400	104,130
Miura Co. Ltd.	3,000	61,814
Sanwa Holdings Corp.	1,500	39,697
		297,639

Luxembourg - 1.6%
B&M European Value Retail SA	14,000	35,792

Mexico - 5.8%
Arca Continental SAB de CV	5,500	66,395
Bolsa Mexicana de Valores SAB de CV	28,000	61,651
		128,046

Netherlands - 1.5%
Euronext NV	200	33,043

Philippines - 4.0%
International Container Terminal Services, Inc.	7,000	87,262

Portugal - 4.0%
Jeronimo Martins SGPS SA	3,400	89,356

Republic of Korea - 3.3%
Coway	1,300	73,860

Spain - 1.7%
Aena SME SA	1,200	37,822

Sweden - 1.7%
Svenska Handelsbanken AB - Class A	2,400	38,370

Taiwan - 12.9%
Silicon Motion Technology - ADR	1,335	172,522
Taiwan Semiconductor Manufacturing - ADR	300	112,374
		284,896

United Kingdom - 11.7%
ConvaTec Group PLC	16,000	55,203
LivaNova PLC (a)	1,000	70,600
London Stock Exchange Group plc	500	59,572
Manchester United PLC - Class A (a)	4,000	72,040
		257,415

United States - 5.1%
Booking Holdings	10	42,394
Euronet Worldwide (a)	1,000	69,550
		111,944
TOTAL COMMON STOCKS (Cost $1,735,748)		2,192,429

WARRANTS - 0.0% (b)	Contracts	Value
Canada - 0.0% (b)
Constellation Software, Expires 03/31/2040, Exercise Price $0.00 (a)(c)	20	0
TOTAL WARRANTS (Cost $0)		0

TOTAL INVESTMENTS - 99.2% (Cost $1,735,748)		2,192,429
Other Assets in Excess of Liabilities - 0.8%		17,998
TOTAL NET ASSETS - 100.0%		$2,210,427

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Reinhart International PMV Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks	$890,928	$1,301,501	$–	$2,192,429
Warrants	–	–	0	0
Total Investments	$890,928	$1,301,501	$–	$2,192,429

* Additional Level 3 disclosures were deemed to be immaterial. Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of February 28, 2026
(% of Net Assets)
Financials	$485,231	22.0%
Consumer Discretionary	419,828	18.9
Information Technology	395,373	17.9
Industrials	382,292	17.3
Health Care	223,129	10.1
Consumer Staples	155,751	7.0
Communication Services	130,825	6.0
Other Assets in Excess of Liabilities	17,998	0.8
	$2,210,427	100.0%